Basis of presentation and description of the transactions - Additional Information (Details) - $ / shares			12 Months Ended
	May 05, 2026	Apr. 02, 2026	Dec. 31, 2025
Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Repurchased During Period, Shares		2,100,000
Stock Repurchased and Retired During Period, Shares	685,844	2,100,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture		836,781
Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Repurchased During Period, Shares		2,100,000
Stock Repurchased and Retired During Period, Shares	685,844	2,100,000
HMH Holding Inc. [Member] | Pro Forma [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Subsidiary, Voting Power Percentage			100.00%
HMH Holding Inc. [Member] | Pro Forma [Member] | Company and Non controlling Interests [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest percentage			24.40%
HMH Holding Inc. [Member] | Pro Forma [Member] | Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			902,504
IPO [Member] | HMH Holding Inc. [Member] | Pro Forma [Member] | Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of Stock, Price Per Share			$ 20
Stock Repurchased During Period, Shares			10,520,000
IPO [Member] | HMH Holding Inc. [Member] | Pro Forma [Member] | Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Repurchased During Period, Shares			10,520,000
Underwriters [Member] | HMH Holding Inc. [Member] | Pro Forma [Member] | Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Repurchased and Retired During Period, Shares			1,578,000
Underwriters [Member] | HMH Holding Inc. [Member] | Pro Forma [Member] | Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Repurchased and Retired During Period, Shares			1,578,000